Retirement Plans (Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Assumptions used to determine net pension expense, Discount rate	4.75%	5.00%	5.50%
Assumptions used to determine net pension expense, Expected return on plan assets	7.75%	8.00%	8.00%
Assumptions used to determine net pension expense, Rate of compensation increase	3.00%	3.00%	3.00%
Assumptions used to determine benefit obligations, Discount rate	4.00%	4.75%	5.00%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.25%	3.00%	3.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Assumptions used to determine net pension expense, Discount rate	5.20%	4.60%	5.30%
Assumptions used to determine net pension expense, Expected return on plan assets	5.90%	5.90%	5.90%
Assumptions used to determine net pension expense, Rate of compensation increase	3.50%	3.50%	3.90%
Assumptions used to determine benefit obligations, Discount rate	4.10%	5.20%	4.60%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.40%	3.50%	3.50%